Consolidated statement of changes in equity - GBP (£) £ in Millions	Total	Equity attributable to parent company shareholder	Share capital	Share premium	Capital redemption reserve	Hedging and exchange reserve	Total	Own shares	Other retained earnings	Non-controlling interests	IFRS 15	IFRS 15 Equity attributable to parent company shareholder	IFRS 15 Total	IFRS 15 Other retained earnings	IFRS 15 Non-controlling interests	IFRS 9	IFRS 9 Hedging and exchange reserve	IFRS 9 Total	IFRS 9 Other retained earnings
Beginning balance at Jun. 30, 2016	£ 10,180	£ 8,530	£ 797	£ 1,347	£ 3,146	£ (521)	£ 3,761	£ (2,189)	£ 5,950	£ 1,650
Profit for the year	2,772	2,662					2,662		2,662	110
Other comprehensive (loss)/income	651	613				68	545		545	38
Employee share schemes	(10)	(10)					(10)	13	(23)
Share-based incentive plans	34	34					34		34
Share-based incentive plans in respect of associates	3	3					3		3
Tax on share-based incentive plans	12	12					12		12
Shares issued	1	1		1
Purchase of non-controlling interests by associates	(5)	(5)					(5)		(5)
Change in fair value of put option	(12)	(12)					(12)		(12)
Dividends paid	(1,598)	(1,515)					(1,515)		(1,515)	(83)
Ending balance at Jun. 30, 2017	12,028	10,313	797	1,348	3,146	(453)	5,475	(2,176)	7,651	1,715
Adoption of IFRS 15											£ (91)	£ (89)	£ (89)	£ (89)	£ (2)
Adoption of IFRS 9 by associate																£ 0	£ (3)	£ 3	£ 3
Profit for the year	3,144	3,022					3,022		3,022	122
Other comprehensive (loss)/income	(276)	(207)				(574)	367		367	(69)
Employee share schemes	25	25					25	32	(7)
Share-based incentive plans	39	39					39		39
Share-based incentive plans in respect of associates	4	4					4		4
Tax on share-based incentive plans	(2)	(2)					(2)		(2)
Shares issued	1	1		1
Purchase of non-controlling interests	(2)	(72)					(72)		(72)	70
Disposal of non-controlling interests	(1)									(1)
Purchase of right issue of non-controlling interests	26	(5)					(5)		(5)	31
Change in fair value of put option	7	7					7		7
Share buyback programme	(1,507)	(1,507)	(17)		17		(1,507)		(1,507)
Dividends paid	(1,682)	(1,581)					(1,581)		(1,581)	(101)
Ending balance at Jun. 30, 2018	11,713	9,948	780	1,349	3,163	(1,030)	5,686	(2,144)	7,830	1,765
Profit for the year	3,337	3,160					3,160		3,160	177
Other comprehensive (loss)/income	287	232				212	20		20	55
Employee share schemes	69	69					69	118	(49)
Share-based incentive plans	49	49					49		49
Share-based incentive plans in respect of associates	3	3					3		3
Tax on share-based incentive plans	20	20					20		20
Shares issued	1	1		1
Purchase of non-controlling interests	(784)	(694)					(694)		(694)	(90)
Non-controlling interest in respect of new subsidiary	2									2
Change in fair value of put option	(3)	(3)					(3)		(3)
Share buyback programme	(2,801)	(2,801)	(27)		27		(2,801)		(2,801)
Dividends declared	(1,737)	(1,623)					(1,623)		(1,623)	(114)
Ending balance at Jun. 30, 2019	£ 10,156	£ 8,361	£ 753	£ 1,350	£ 3,190	£ (818)	£ 3,886	£ (2,026)	£ 5,912	£ 1,795